ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of significant subsidiaries and VIE (Detail)	6 Months Ended
Mar. 31, 2023
QK365.com INC. (BVI) | Subsidiaries
Date of incorporation	Sep. 29, 2014
Place of incorporation	BVI
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Fenglinju (China) Hong Kong Limited ("Fenglinju") | Subsidiaries
Date of incorporation	Oct. 21, 2021
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Haoju(shanghai) Artificial Intelligence Technology Co., Ltd (formerly known as "Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd.") ("Q&K AI') [Member] | Subsidiaries
Date of incorporation	May 13, 2019
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Chengdu Liwu Apartment Management Co., Ltd | Subsidiaries
Date of incorporation	Jun. 19, 2020
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Operating
QingKe (China) Limited ("Q&K HK") [Member] | Variable Interest Entity [Member]
Date of incorporation	Jul. 07, 2014
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Q&K Investment Consulting Co., Ltd. ("Q&K Investment Consulting") [Member] | Variable Interest Entity [Member]
Date of incorporation	Apr. 02, 2015
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Shanghai Qingke E-Commerce Co., Ltd. [Member] | Variable Interest Entity [Member]
Date of incorporation	Aug. 02, 2013
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating